UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08991

Name of Fund: BlackRock High Yield Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock High Yield Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—126.0%
		Corporate Bonds—117.2%
		Aerospace & Defense—3.0%
		AAR Corp.,
$ 330		6.875%, 12/15/07	$330,000
350		Ser. A2, 8.39%, 5/15/11	353,500
100	[1]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	99,000
410		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	418,200
		DRS Technologies, Inc.,
40		6.875%, 11/01/13	38,400
100		7.625%, 2/01/18	96,000
20		L-3 Communications Corp., 5.875%, 1/15/15	18,200
40		Sequa Corp., 9.00%, 8/01/09	41,600
100	[1]	TransDigm, Inc., 7.75%, 7/15/14	98,000
		Total Aerospace & Defense	1,492,900
		Automotive—4.8%
85		Accuride Corp., 8.50%, 2/01/15	80,750
60	[1]	Asbury Automotive Group, Inc., 7.625%, 3/15/17	55,200
		AutoNation, Inc.,
90		7.00%, 4/15/14	84,150
80	[2]	7.36%, 4/15/13	74,400
520		Ford Capital BV, 9.50%, 6/01/10 (Netherlands)	509,600
125		Ford Motor Co., 8.90%, 1/15/32	104,375
		Goodyear Tire & Rubber Co.,
10		7.857%, 8/15/11	9,900
146	[1]	8.625%, 12/01/11	148,555
150		Keystone Automotive Operations, Inc., 9.75%, 11/01/13	112,500
195		Lear Corp., Ser. B, 8.75%, 12/01/16	180,375
255		Metaldyne Corp., 10.00%, 11/01/13	249,900
180		Penske Auto Group, Inc., 7.75%, 12/15/16	172,800
250		Rent-A-Center, Inc., 7.50%, 5/01/10	243,125
350		Stanadyne Corp., 10.00%, 8/15/14	353,500
		Total Automotive	2,379,130
		Basic Materials—11.5%
185		AK Steel Corp., 7.75%, 6/15/12	183,150
		Abitibi-Consolidated, Inc. (Canada)
165		6.00%, 6/20/13	130,350
35		8.85%, 8/01/30	27,825
205		Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	209,100
140	[1]	American Pacific Corp., 9.00%, 2/01/15	138,600
115		Bowater Finance Corp., 7.95%, 11/15/11 (Canada)	100,050
130	[2]	Bowater, Inc., 8.36%, 3/15/10	122,850
150		CPG Intl. I, Inc., 10.50%, 7/01/13	145,500
175		Cascades, Inc., 7.25%, 2/15/13 (Canada)	163,625
120		Catalyst Paper Corp., 7.375%, 3/01/14 (Canada)	102,600
50		Chemtura Corp., 6.875%, 6/01/16	46,125
40		Domtar, Inc., 7.125%, 8/15/15 (Canada)	37,300
		Equistar Chemicals LP/Equistar Funding Corp.,
50		8.75%, 2/15/09	51,250
66		10.125%, 9/01/08	68,310
57		10.625%, 5/01/11	59,565
		FMG Finance Ltd. (Australia)
85	[1]	10.00%, 9/01/13	91,375
120	[1]	10.625%, 9/01/16	137,400
		Freeport-McMoRan Copper & Gold, Inc.,
550		8.375%, 4/01/17	577,500
180	[2]	8.564%, 4/01/15	185,400
		Huntsman LLC,
365		11.625%, 10/15/10	387,812
95		12.00%, 7/15/12	104,500
205	[1]	Ineos Group Holdings Plc, 8.50%, 2/15/16 (United Kingdom)	187,575
545		Innophos, Inc., 8.875%, 8/15/14	547,725
70	[1]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	66,500
		Lyondell Chemical Co.,
105		8.00%, 9/15/14	112,350
260		10.50%, 6/01/13	280,800
265	[1]	MacDermid, Inc., 9.50%, 4/15/17	241,150
		NewPage Corp.,
450		10.00%, 5/01/12	459,000
210		12.00%, 5/01/13	218,663
310	[2]	Nova Chemicals Corp., 8.484%, 11/15/13 (Canada)	302,250
125		Russel Metals, Inc., 6.375%, 3/01/14 (Canada)	117,500
85		Terra Capital, Inc., Ser. B, 7.00%, 2/01/17	80,325
10	[1]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	10,200
		Total Basic Materials	5,694,225
		Building & Development—1.8%
40	[2]	Ainsworth Lumber Co. Ltd., 9.11%, 10/01/10 (Canada)	31,300
		Goodman Global Holding Co., Inc.,
160		7.875%, 12/15/12	160,000
32	[2]	8.36%, 6/15/12	31,680
250		K Hovnanian Enterprises, Inc., 6.25%, 1/15/15	195,000
20		Masonite Corp., 11.00%, 4/06/15	16,600
135		Nortek, Inc., 8.50%, 9/01/14	116,100
335		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	336,675
		Total Building & Development	887,355
		Commercial Services—0.5%
100		FTI Consulting, Inc., 7.75%, 10/01/16	98,000
145	[1]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	139,200
		Total Commercial Services	237,200
		Consumer Products—9.5%
265	[2]	Ames True Temper, Inc., 9.36%, 1/15/12	262,350
20	[2]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.86%, 5/15/14	19,200
50	[1]	Beverages & More, Inc., 9.25%, 3/01/12	49,000
130		Buffets, Inc., 12.50%, 11/01/14	105,300
165		Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	147,675
		Claire's Stores, Inc.,
70	[1]	9.25%, 6/01/15	61,600
120	[1]	9.625%, 6/01/15	98,400
70	[1]	10.50%, 6/01/17	55,300
170	[1]	Dollar General Corp., 10.625%, 7/15/15	150,450
		General Nutrition Centers, Inc.,
280	[1]	9.796%, 3/15/14	260,400
250	[1]	10.75%, 3/15/15	236,250
270		Jarden Corp., 7.50%, 5/01/17	243,000
485		Lazy Days RV Center, Inc., 11.75%, 5/15/12	470,450
		Michaels Stores, Inc.,
260	[1]	10.00%, 11/01/14	252,200
330	[1]	11.375%, 11/01/16	318,450
20		Neiman-Marcus Group, Inc., 9.00%, 10/15/15	20,850
265		Pantry, Inc. (The), 7.75%, 2/15/14	249,100
100		Quiksilver, Inc., 6.875%, 4/15/15	88,500
120		Reynolds American, Inc., 7.625%, 6/01/16	123,872
		Rite Aid Corp.,
390		7.50%, 3/01/17	357,825
220	[1]	9.375%, 12/15/15	195,800

BlackRock High Yield Trust (BHY) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Consumer Products—(cont'd)
		Sally Holdings LLC,
$ 85	[1]	9.25%, 11/15/14	$79,900
270	[1]	10.50%, 11/15/16	255,150
390		United Rentals NA, Inc., 7.00%, 2/15/14	396,825
		Yankee Acquisition Corp.,
20		Ser. B, 8.50%, 2/15/15	18,400
235		Ser. B, 9.75%, 2/15/17	209,150
		Total Consumer Products	4,725,397
		Containers & Packaging—3.2%
		Berry Plastics Holding Corp.,
340		8.875%, 9/15/14	326,400
100	[2]	9.235%, 9/15/14	96,000
85		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	83,725
110		Graham Packaging Co., Inc., 8.50%, 10/15/12	102,850
30		Graphic Packaging Intl. Corp., 9.50%, 8/15/13	30,000
270	[1,2]	Impress Holdings BV, 8.485%, 9/15/13 (Netherlands)	270,000
310		Pregis Corp., 12.375%, 10/15/13	344,100
375		Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	350,625
		Total Containers & Packaging	1,603,700
		Ecological Services & Equipment—0.9%
270	[1]	Aleris Intl., Inc., 9.00%, 12/15/14	252,450
185		Waste Services, Inc., 9.50%, 4/15/14	187,775
		Total Ecological Services & Equipment	440,225
		Energy—15.3%
132		AES Red Oak LLC, Ser. A, 8.54%, 11/30/19	136,579
80		Berry Petroleum Co., 8.25%, 11/01/16	77,200
100		Chaparral Energy, Inc., 8.50%, 12/01/15	89,750
		Chesapeake Energy Corp.,
90		6.375%, 6/15/15	84,488
250		6.625%, 1/15/16	235,625
20		6.875%, 11/15/20	18,625
		Compagnie Generale de Geophysique-Veritas (France)
50		7.50%, 5/15/15	48,750
80		7.75%, 5/15/17	78,000
115		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	107,525
70		Copano Energy LLC, 8.125%, 3/01/16	70,000
404	[1]	Corral Finans AB, 6.855%, 4/15/10 (Sweden)	389,527
30		Denbury Resources, Inc., 7.50%, 12/15/15	28,800
260		East Cameron Gas Co., 11.25%, 7/09/19 (Cayman Islands)	249,600
480		Elwood Energy LLC, 8.159%, 7/05/26	483,444
		Encore Acquisition Co.,
40		6.00%, 7/15/15	34,400
30		7.25%, 12/01/17	27,000
370		Exco Resources, Inc., 7.25%, 1/15/11	367,225
190	[1]	Forest Oil Corp., 7.25%, 6/15/19	177,175
65		Frontier Oil Corp., 6.625%, 10/01/11	63,050
50		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	46,500
195		Hanover Compressor Co., 8.625%, 12/15/10	205,237
97		Homer City Funding LLC, 8.734%, 10/01/26	106,139
5		Hornbeck Offshore Services, Inc., 6.125%, 12/01/14	4,550
440		KCS Energy, Inc., 7.125%, 4/01/12	431,200
96		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	99,123
350		Mirant Americas Generation LLC, 8.30%, 5/01/11	343,000
		NRG Energy, Inc.,
130		7.25%, 2/01/14	125,450
385		7.375%, 2/01/16	371,525
30		Newfield Exploration Co., 6.625%, 9/01/14	28,650
440	[1]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	440,000
345		Orion Power Holdings, Inc., 12.00%, 5/01/10	374,325
185		Range Resources Corp., 7.375%, 7/15/13	184,075
80		Reliant Energy, Inc., 6.75%, 12/15/14	78,800
130	[1]	Sabine Pass LNG LP, 7.50%, 11/30/16	123,500
210	[1]	SemGroup LP, 8.75%, 11/15/15	206,850
40		Sithe Independence Funding, Ser. A, 9.00%, 12/30/13	42,887
315	[1,2]	Stone Energy Corp., 9.11%, 7/15/10	314,212
200	[1]	Targa Resources, Inc., 8.50%, 11/01/13	221,733
160		Tennessee Gas Pipeline Co., 8.375%, 6/15/32	185,181
400		Transcontinental Gas Pipe Line Corp., Ser. B, 8.875%, 7/15/12	440,000
495		Whiting Petroleum Corp., 7.25%, 5/01/12- 5/01/13	464,075
		Total Energy	7,603,775
		Entertainment & Leisure—5.6%
150		AMC Entertainment, Inc., 11.00%, 2/01/16	154,875
40		Cinemark, Inc., Zero Coupon, 3/15/14	36,000
125	[1]	French Lick Resorts & Casino LLC/French Lick Resorts & Casino Corp., 10.75%, 4/15/14	93,750
		Gaylord Entertainment Co.,
280		6.75%, 11/15/14	260,400
40		8.00%, 11/15/13	39,600
320	[1]	Great Canadian Gaming Corp., 7.25%, 2/15/15 (Canada)	307,200
185	[1]	Greektown Holdings LLC, 10.75%, 12/01/13	189,625
525		Harrah's Operating Co., Inc., 5.75%, 10/01/17	372,750
60		MGM Mirage, 6.75%, 9/01/12	56,100
200	[1]	Pinnacle Entertainment, Inc., 7.50%, 6/15/15	184,000
185		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	173,900
140		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	137,900
140	[1]	Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15	130,900
50		Station Casinos, Inc., 6.625%, 3/15/18	40,000
		Travelport LLC,
75		9.875%, 9/01/14	76,125
60	[2]	9.985%, 9/01/14	60,750
435		Virgin River Casino, 9.00%, 1/15/12	417,600
70		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	64,925
		Total Entertainment & Leisure	2,796,400
		Financial Institutions—11.2%
500		AES Red Oak LLC, Ser. B, 9.20%, 11/30/29	562,500
		American Real Estate Partners LP/American Real Estate Finance Corp.,
185		7.125%, 2/15/13	173,900
300		8.125%, 6/01/11	288,000
105	[1,2]	BMS Holdings, Inc., 12.40%, 2/15/12	103,950
500	[1]	Dow Jones CDX HY, Ser. 6-T1, 8.625%, 6/29/11	503,250
		Ford Motor Credit Co. LLC,
500		7.80%, 6/01/12	476,051
110	[2]	8.11%, 1/13/12	105,033
40		General Motors Acceptance Corp. LLC, 8.00%, 11/01/31	37,563
		Hexion US Finance Corp./Hexion Nova Scotia Finance Ulc,
75		9.75%, 11/15/14	80,250
100	[2]	9.86%, 11/15/14	103,000
120		iPayment, Inc., 9.75%, 5/15/14	114,600
442	[1]	iPayment Investors LP, 11.625%, 7/15/14	441,898
200		K&F Acquisition, Inc., 7.75%, 11/15/14	215,000

BlackRock High Yield Trust (BHY) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Financial Institutions—(cont'd)
		Momentive Performance Materials, Inc.,
$ 175	[1]	9.75%, 12/01/14	$168,000
380	[1]	10.125%, 12/01/14	367,650
70	[1]	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25	68,950
220	[1,2]	PNA Intermediate Holding Corp., 12.36%, 2/15/13	223,300
		Rainbow National Services LLC,
310	[1]	8.75%, 9/01/12	317,750
490	[1]	10.375%, 9/01/14	534,100
285		Standard Aero Holdings, Inc., 8.25%, 9/01/14	299,250
30	[2]	Universal City Florida Holding Co. I/II, 10.106%, 5/01/10	30,150
100	[1,2]	USI Holdings Corp., 9.23%, 11/15/14	95,000
300	[1]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	252,000
		Total Financial Institutions	5,561,145
		Health Care—3.7%
50		Accellent, Inc., 10.50%, 12/01/13	48,000
180	[2]	Angiotech Pharmaceuticals, Inc., 9.11%, 12/01/13 (Canada)	182,250
285	[1]	Community Health Systems, Inc., 8.875%, 7/15/15	276,806
100		Cooper Cos., Inc., 7.125%, 2/15/15	96,250
135		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	141,075
150	[1]	PTS Acquisition Corp., 9.50%, 4/15/15	134,250
		Tenet Healthcare Corp.,
595		6.50%, 6/01/12	496,825
50		9.875%, 7/01/14	44,500
230	[1]	United Surgical Partners Intl., Inc., 8.875%, 5/01/17	216,200
		Universal Hospital Services, Inc.,
50	[1]	8.50%, 6/01/15	45,125
50	[1,2]	8.759%, 6/01/15	46,625
115	[1]	Viant Holdings, Inc., 10.125%, 7/15/17	108,100
		Total Health Care	1,836,006
		Industrials—3.8%
200	[1]	AGY Holding Corp., 11.00%, 11/15/14	206,000
30	[1]	Blaze Recycling & Metals LLC/Blaze Finance Corp., 10.875%, 7/15/12	29,850
		Harland Clarke Holdings Corp.,
60	[1]	9.50%, 5/15/15	54,900
50	[1]	10.106%, 5/15/15	46,250
80		Hexcel Corp., 6.75%, 2/01/15	76,000
85		Park-Ohio Industries, Inc., 8.375%, 11/15/14	79,050
		RBS Global, Inc./Rexnord Corp.,
85		8.875%, 9/01/16	78,625
340		9.50%, 8/01/14	328,100
280		11.75%, 8/01/16	280,000
510	[1]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	499,800
55		Terex Corp., 7.375%, 1/15/14	53,900
147		Trimas Corp., 9.875%, 6/15/12	146,265
		Total Industrials	1,878,740
		Media—13.2%
		Affinion Group, Inc.,
215		10.125%, 10/15/13	216,075
175		11.50%, 10/15/15	175,875
35		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	31,850
80	[1]	Bonten Media Acquisition Co., 9.00%, 6/01/15	72,800
60		CBD Media Holdings LLC/CBD Holdings Finance, Inc., 9.25%, 7/15/12	60,600
270		CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.00%, 10/01/15	269,675
290		CMP Susquehanna Corp., 9.875%, 5/15/14	269,700
45		CSC Holdings, Inc., Ser. B, 7.625%, 4/01/11	43,088
175	[2]	Cablevision Systems Corp., Ser. B, 9.82%, 4/01/09	175,875
60		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	57,600
		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
765		10.25%, 9/15/10	778,387
75		Ser. B, 10.25%, 9/15/10	76,125
50		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	52,500
125		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	126,875
		EchoStar DBS Corp.,
200		7.00%, 10/01/13	192,000
260		7.125%, 2/01/16	245,700
125	[1,2]	ION Media Networks, Inc., 8.61%, 1/15/12	123,750
320		Idearc, Inc., 8.00%, 11/15/16	303,200
290		Network Communications, Inc., 10.75%, 12/01/13	290,000
325		Nexstar Finance, Inc., 7.00%, 1/15/14	315,250
		Nielsen Finance LLC/Nielsen Finance Co.,
170	[1]	Zero Coupon, 8/01/16	111,350
445	[1]	10.00%, 8/01/14	449,450
605		Primedia, Inc., 8.00%, 5/15/13	636,006
275		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	267,438
590	[1]	TL Acquisitions, Inc., 10.50%, 1/15/15	542,800
230	[1]	Univision Communications, Inc., 9.75%, 3/15/15	209,300
280		Vertis, Inc., 9.75%, 4/01/09	279,300
200		Young Broadcasting, Inc., 10.00%, 3/01/11	182,000
		Total Media	6,554,569
		Real Estate—1.9%
		Realogy Corp.,
240	[1]	10.50%, 4/15/14	222,000
380	[1]	11.00%, 4/15/14	335,825
440	[1]	12.375%, 4/15/15	368,500
		Total Real Estate	926,325
		Technology—7.0%
		Amkor Technology, Inc.,
40		7.75%, 5/15/13	36,500
235		9.25%, 6/01/16	225,600
60	[1]	Belden CDT, Inc., 7.00%, 3/15/17	56,700
350		Celestica, Inc., 7.625%, 7/01/13 (Canada)	315,000
180	[1]	Coleman Cable, Inc., 9.875%, 10/01/12	187,200
		Freescale Semiconductor, Inc.,
815	[1]	9.125%, 12/15/14	719,237
80	[1,2]	9.235%, 12/15/14	73,400
60	[1]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	66,900
		NXP BV/NXP Funding LLC (Netherlands)
125	[2]	8.11%, 10/15/13	116,563
400		9.50%, 10/15/15	347,000
		Sanmina-SCI Corp.,
10		6.75%, 3/01/13	8,800
180		8.125%, 3/01/16	159,300
175		Sensata Technologies, 8.00%, 5/01/14 (Netherlands)	161,000
190	[1,2]	Spansion, Inc., 8.485%, 6/01/13	176,700
		SunGard Data Systems, Inc.,
85		9.125%, 8/15/13	85,425
465		10.25%, 8/15/15	465,000

BlackRock High Yield Trust (BHY) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Technology—(cont'd)
$ 305		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	$301,950
		Total Technology	3,502,275
		Telecommunications—17.0%
2,000	[3]	Asia Global Crossing Ltd., 13.375%, 10/15/10 (Bermuda)	195,000
		Centennial Communications Corp.,
455		8.125%, 2/01/14	450,450
220	[2]	11.11%, 1/01/13	223,300
405		Cincinnati Bell, Inc., 7.25%, 7/15/13	398,925
		Cricket Communications, Inc.,
250	[1]	9.375%, 11/01/14	247,500
215		9.375%, 11/01/14	212,044
		Digicel Group Ltd. (Bermuda)
130	[1]	8.875%, 1/15/15	119,600
394	[1]	9.125%, 1/15/15	362,833
260		Dobson Cellular Systems, Inc., 8.375%, 11/01/11	275,925
100	[2]	Hawaiian Telcom Communications, Inc., Ser. B, 10.86%, 5/01/13	98,000
320		Intelsat Corp., 9.00%, 6/15/16	320,800
40		Intelsat Intermediate Holding Co. Ltd., 9.25%, 2/01/15 (Bermuda)	31,400
		Intelsat Ltd. (Bermuda)
295	[2]	8.886%, 1/15/15	296,475
150		9.25%, 6/15/16	153,000
70		11.25%, 6/15/16	73,150
320	[2]	11.409%, 6/15/13	332,800
245		Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15 (Bermuda)	245,613
90	[1,2]	iPCS, Inc., 7.481%, 5/01/13	86,850
505	[1]	MetroPCS Wireless, Inc., 9.25%, 11/01/14	495,525
445	[1]	Nordic Telephone Co. Holdings A.p.S., 8.875%, 5/01/16 (Denmark)	440,550
		Nortel Networks Ltd. (Canada)
245	[1,2]	9.61%, 7/15/11	248,062
95	[1]	10.125%, 7/15/13	98,325
		PanAmSat Corp.,
210		6.875%, 1/15/28	175,350
270		9.00%, 8/15/14	271,687
387	[1,2]	ProtoStar I Ltd., 12.50%, 10/15/12 (Bermuda)	418,260
		Qwest Corp.,
600		7.875%, 9/01/11	609,000
230	[2]	8.61%, 6/15/13	238,050
		West Corp.,
125		9.50%, 10/15/14	121,875
475		11.00%, 10/15/16	472,625
375	[1]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	386,250
		Windstream Corp.,
200		8.125%, 8/01/13	202,250
145		8.625%, 8/01/16	146,813
		Total Telecommunications	8,448,287
		Transportation—3.3%
95		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	94,050
60		Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	60,000
170		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	158,100
430		Horizon Lines LLC, 9.00%, 11/01/12	456,875
320	[1]	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	324,800
350		Overseas Shipholding Group, Inc., 7.50%, 2/15/24	325,500
350	[1]	St. Acquisition Corp., 12.50%, 5/15/17	248,500
		Total Transportation	1,667,825
		Total Corporate Bonds	58,235,479
		Bank Loans—4.0%
325		Affinion Group, Inc., LIBOR + 6.25%, 3/01/12	307,125
50		Rexnord Holdings, Inc., LIBOR + 7.00%, 3/02/13	49,206
50		Riverdeep Interactive Learning, Inc., LIBOR + 6.70%, 12/21/07	49,492
252		Rotech Healthcare, LIBOR + 6.00%, 9/26/11	252,437
430	[4]	ServiceMaster Co. (The), LIBOR + 4.50%, 6/19/08	382,700
		Spectrum Brands, Inc.,
4		LIBOR + 4.00%, 4/15/13	3,886
14		Loan B2, LIBOR + 4.00%, 4/15/13	13,629
81		Loan B, LIBOR + 4.00%, 4/15/13	78,622
475		Travelport LLC, LIBOR + 2.50%, 3/22/12	444,125
400		Verso Paper Finance Holdings LLC, LIBOR + 6.25%, 2/01/13	398,000
		Total Bank Loans	1,979,222
		Asset-Backed Security—4.0%
2,000	[1,4]	Zais Investment Grade Ltd., Class C, 9.95%, 9/23/14 (Cayman Islands)	2,000,000
		Trust Preferred Stock—0.1%
40		Superior Essex Holding Corp., Ser. A, 9.50%	32,000

Shares
		Common Stocks—0.7%
4,737	[5]	Critical Care Systems Intl., Inc.	29,606
14,992	[5]	Mattress Discounters Corp.	—
68,358	[5]	Neon Communications Group, Inc.	338,372
		Total Common Stocks	367,978

Units
(000)
		Warrants—0.0%
54	[5,6]	Neon Communications, Inc., expires 12/02/12	1
1	[5,6]	PF. Net Communications, Inc., expires 5/15/10, strike price $0.01, 36.87243 shares for 1 warrant	—
		Total Warrants	1
		Total Long-Term Investments
		(cost $67,010,755)	62,614,680
		SHORT-TERM INVESTMENT—2.4%
		U.S. Government and Agency Discount Notes—2.4%
1,200	[7]	Federal Home Loan Bank Disc. Notes, 5.091%, 8/01/07 (cost $1,200,000)	1,200,000
Total Investments—128.4% (cost $68,210,7558)			$63,814,680
Liabilities in excess of other assets (including $1,440,494 interest receivable and $16,250,000 reverse repurchase agreement payable)—(28.4)%			(14,111,717)
Net Assets—100%			$49,702,963

[1]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2007, the Trust held 41.6% of its net assets, with a current market value of $20,659,298, in securities restricted as to resale.

[2]	Variable rate security. Rate shown is interest rate as of July 31, 2007.

[3]	Issuer is in default and/or bankruptcy.

[4]	Security is fair valued.

[5]	Non-income producing security.

[6]	Illiquid security. As of July 31, 2007, the Trust held less than 0.1% of its net assets, with a current market value of $1, in these securities.

BlackRock High Yield Trust (BHY) (continued)
(Percentages shown are based on Net Assets)

[7]	Rate shown is the yield to maturity as of the date of purchase.

[8]	Cost for federal income tax purposes is $68,240,478. The net unrealized depreciation on a tax basis is $4,425,798, consisting of $781,394 gross unrealized appreciation and $5,207,192 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
LIBOR	—	London Interbank Offered Rate

Item 2 – Controls and Procedures

2	(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2	(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Yield Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock High Yield Trust

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock High Yield Trust

Date: September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock High Yield Trust

Date: September 20, 2007